Document and Entity Information - shares	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Mar. 31, 2026
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-36614
Entity Registrant Name	Alibaba Group Holding Limited
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	26/F Tower One
Entity Address, Address Line Two	Times Square
Entity Address, Address Line Three	1 Matheson Street
Entity Address, Postal Zip Code	00000
Entity Address, City or Town	Causeway Bay
Entity Address, Country	HK
Entity Common Stock, Shares Outstanding	1,858,037,427
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Central Index Key	0001577552
Current Fiscal Year End Date	--03-31
Document Fiscal Year Focus	2026
Document Fiscal Period Focus	FY
Amendment Flag	false
Auditor Opinion [Text Block]

Opinions on the Financial Statements and Internal Control over Financial Reporting

We have audited the accompanying consolidated balance sheets of Alibaba Group Holding Limited and its subsidiaries (the “Company”) as of March 31, 2026 and 2025, and the related consolidated income statements, consolidated statements of comprehensive income, changes in shareholders’ equity and cash flows, for each of the three years in the period ended March 31, 2026, including the related notes (collectively referred to as the “consolidated financial statements”). We also have audited the Company's internal control over financial reporting as of March 31, 2026, based on criteria established in Internal Control - Integrated Framework (2013) issued by the Committee of Sponsoring Organizations of the Treadway Commission (COSO).

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of the Company as of March 31, 2026 and 2025, and the results of its operations and its cash flows for each of the three years in the period ended March 31, 2026 in conformity with accounting principles generally accepted in the United States of America. Also in our opinion, the Company maintained, in all material respects, effective internal control over financial reporting as of March 31, 2026, based on criteria established in Internal Control - Integrated Framework (2013) issued by the COSO.

Auditor Name	PricewaterhouseCoopers Zhong Tian LLP	PricewaterhouseCoopers Zhong Tian LLP	PricewaterhouseCoopers Zhong Tian LLP
Auditor Firm ID	1424	1424	1424
Auditor Location	Shanghai, the People’s Republic of China	Shanghai, the People’s Republic of China	Shanghai, the People’s Republic of China
Document Financial Statement Error Correction [Flag]	false
Ordinary Shares
Document Information [Line Items]
Title of 12(b) Security	Ordinary Shares, par value US$0.000003125 per share
No Trading Symbol Flag	true
American Depositary Shares ("ADSs")
Document Information [Line Items]
Title of 12(b) Security	American Depositary Shares, each representing eight Ordinary Shares
Trading Symbol	BABA
Security Exchange Name	NYSE
Business contact
Document Information [Line Items]
Contact Personnel Name	Toby Hong Xu
City Area Code	852
Local Phone Number	2215‑5100
Entity Address, Address Line One	26/F Tower One
Entity Address, Address Line Two	Times Square
Entity Address, Address Line Three	1 Matheson Street
Entity Address, Postal Zip Code	00000
Entity Address, City or Town	Causeway Bay
Entity Address, Country	HK
Contact Personnel Fax Number	+852‑2215‑5200